Software Development Costs, net	12 Months Ended
Sep. 30, 2017
Research and Development [Abstract]
Software Development Costs, net
7.	Software Development Costs, net

Software development costs, net consisted of the following:

	September 30, 2017	September 24, 2016
Software development costs	$89,468	$67,289
Less: accumulated amortization	(43,035)	(30,329)
	$46,433	$36,960

During the periods ended September 30, 2017 and September 24, 2016, the Company capitalized $20,103 and $22,423, respectively, of software development costs. Amounts above in the table include $2,676 and $1,797 of internal use software at September 30, 2017 and September 24, 2016, respectively.

The total amount of software costs amortized was $10,876, $7,832 and $7,195 for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015, respectively. The total amount of software costs written down to net realizable value was $1,327, $1,159 and $65 for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015, respectively. The weighted average amortization period was 3.2 years for the periods ended September 30, 2017 and September 24, 2016.

The estimated software amortization expense for the periods ending September 30 are as follows:

Fiscal period ending September 30,
2018	$15,123
2019	14,026
2020	9,907
2021	5,043
2022	2,073
Thereafter	261
Total	$46,433